Taxation - PRC Value Added Tax (Details) - PRC	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2021
Online English language education services
Income taxes
VAT tax (as a percent)			6.00%
Learning materials
Income taxes
VAT tax (as a percent)	10.00%	9.00%
Textbooks and other physical goods
Income taxes
VAT tax (as a percent)			13.00%